Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPROTT FUNDS TRUST
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Sprott Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Gold Miners ETF
Class Name	Sprott Gold Miners ETF
Trading Symbol	SGDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdm-sprott-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Gold Miners ETF returned 12.25% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Agnico Eagle Mines Ltd., Orla Mining Ltd. and Alamos Gold Inc. The three largest performance detractors were Fortuna Mining Corp., Barrick Gold Corp. and SSR Mining Inc.

Gold miners had appreciated with the gold price in 2024, which had its best performance since 2010. Prices reached all-time highs, driven by strong central bank and sovereign purchases, alongside robust demand from emerging markets. In the midst of increasing economic and geopolitical uncertainty, central banks’ reserve asset management came to the forefront, which increased their demand for gold as a strategic asset providing stability, lack of default risk, a long-term store of value, portfolio diversification and performance during times of crisis and liquidity. The potential for renewed inflationary pressures, especially from tariffs and trade wars, also buoyed gold miners in 2024.

While gold miners appreciated in 2024, they faced some headwinds due to cost inflation and high interest rates, which constrained margins.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Gold Miners ETF (Net Asset Value)	12.25%	3.21%	5.59%
S&P 500 Total Return Index	25.02%	14.53%	13.10%
MSCI All Country World Index	17.49%	10.06%	9.23%
Solactive Gold Miners Custom Factors Index TR^	13.03%	4.10%	6.49%

*	Fund inception July 14, 2014.

Performance Inception Date	Jul. 14, 2014
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 241,911,273
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 866,331
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$241,911,273
Number of Portfolio Holdings	37
Portfolio Turnover Rate	81%
Advisory Fees Paid	$866,331

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Gold Miners ETF
Class Name	Sprott Junior Gold Miners ETF
Trading Symbol	SGDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Gold Miners ETF returned 20.45% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Artemis Gold Inc., Bumi Resources Minerals Tbk PT and Osisko Mining, Inc. The three largest performance detractors were Victoria Gold Corp., McEwen Mining Inc. and Fortuna Mining Corp.

Junior gold miners had appreciated with the gold price in 2024, which had its best performance since 2010. Prices reached all-time highs, driven by strong central bank and sovereign purchases, alongside robust demand from emerging markets. In the midst of increasing economic and geopolitical uncertainty, central banks’ reserve asset management came to the forefront, which increased their demand for gold as a strategic asset providing stability, lack of default risk, a long-term store of value, portfolio diversification and performance during times of crisis and liquidity. The potential for renewed inflationary pressures, especially from tariffs and trade wars, also buoyed gold miners in 2024.

While junior gold miners appreciated in 2024, they faced some headwinds due to cost inflation and high interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Junior Gold Miners ETF (Net Asset Value)	20.45%	3.19%	5.55%
S&P 500 Total Return Index	25.02%	14.53%	13.24%
MSCI All Country World Index	17.49%	10.06%	9.13%
Solactive Junior Gold Miners Custom Factors Index TR^	21.25%	3.48%	6.39%
* Fund inception March 30, 2015.

Performance Inception Date	Mar. 30, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 112,207,477
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 408,171
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$112,207,477
Number of Portfolio Holdings	38
Portfolio Turnover Rate	63%
Advisory Fees Paid	$408,171

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Critical Materials ETF
Shareholder Report [Line Items]
Fund Name	Sprott Critical Materials ETF
Class Name	Sprott Critical Materials ETF
Trading Symbol	SETM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/setm-sprott-critical-materials-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$61	0.65%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Critical Materials ETF returned -13.09% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were First Quantum Minerals Ltd., Cameco Corp. and Southern Copper Corp. The three largest performance detractors were Pilbara Minerals Ltd., Albemarle Corp. and Sociedad Quimica y Minera de Chile SA.

Copper miners were the standout in the space and the best-performing sector for the period. Despite weak demand from China’s property sector, growth in energy demands from artificial intelligence, the energy transition and developing countries supported copper consumption. A persistent supply deficit and M&A interest contributed to the relative outperformance.

Uranium miners performed similarly to the total critical materials space, with the market consolidating after 2023’s sharp rally. Supply deficits persisted as mine production lagged reactor requirements, geopolitical instability heightened supply risks, and the global nuclear resurgence continued.

Battery materials miners detracted from performance, with lithium, nickel and rare earths underperforming. Supply surpluses and increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration acted as a headwind.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Critical Materials ETF (Net Asset Value)	-13.09%	-12.87%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Critical Materials™ Index	-12.78%	-11.96%

*	Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 30,709,451
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 129,685
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$30,709,451
Number of Portfolio Holdings	99
Portfolio Turnover Rate	37%
Advisory Fees Paid	$129,685

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund's disclosure documents on its webpage at https://sprottetfs.com/setm-sprott-critical-materials-etf or upon request at 1.888.622.1813.

Effective October 1, 2024 the Fund changed its name from “Sprott Energy Transition Materials ETF” to “Sprott Critical Materials ETF.” Effective the same date, the name of the Fund’s underlying index changed from “Nasdaq Sprott Energy Transition MaterialsTM Index” to “Nasdaq Sprott Critical MaterialsTM Index.”

Material Fund Change Name [Text Block]

Effective October 1, 2024 the Fund changed its name from “Sprott Energy Transition Materials ETF” to “Sprott Critical Materials ETF.” Effective the same date, the name of the Fund’s underlying index changed from “Nasdaq Sprott Energy Transition MaterialsTM Index” to “Nasdaq Sprott Critical MaterialsTM Index.”

Summary of Change Legend [Text Block]

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund's disclosure documents on its webpage at https://sprottetfs.com/setm-sprott-critical-materials-etf or upon request at 1.888.622.1813.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Lithium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Lithium Miners ETF
Class Name	Sprott Lithium Miners ETF
Trading Symbol	LITP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/litp-sprott-lithium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$51	0.65%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Lithium Miners ETF returned -43.21% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Vulcan Energy Resources Ltd., Arcadium Lithium PLC and Savannah Resources PLC. The three largest performance detractors were IGO Ltd., Pilbara Minerals Ltd. and Liontown Resources Ltd.

Lithium miners faced a challenging 2024, amid a persistent supply glut driven by a doubling of global mine supply since 2021. Despite strong demand growth from record EV sales and expanding battery manufacturing capacity, prices remained under pressure. Though supply adjustments from project delays and transitions to care and maintenance provided some relief, this was insufficient to counter the overall surplus.

By year-end, significant M&A activity reflected efforts by producers and new entrants to capitalize on reduced valuations and secure strategic assets. However, this tailwind was trumped by increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration. Despite this, global demand growth remained strong, underscoring the lithium market’s continued importance in the energy transition.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	-43.21%	-40.98%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Lithium Miners™ Index	-43.63%	-41.29%
* Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,257,378
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 38,857
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Total Net Assets	$6,257,378
Number of Portfolio Holdings	40
Portfolio Turnover Rate	49%
Advisory Fees Paid	$38,857

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
SPROTT URANIUM MINERS ETF
Shareholder Report [Line Items]
Fund Name	Sprott Uranium Miners ETF
Class Name	Sprott Uranium Miners ETF
Trading Symbol	URNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnm-sprott-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$71	0.76%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Uranium Miners ETF returned -13.38% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Cameco Corp., Uranium Energy Corp and CanAlaska Uranium Ltd. The three largest performance detractors were Sprott Physical Uranium Trust, Boss Energy Ltd. and Paladin Energy Ltd.

Uranium miners experienced healthy consolidation in 2024 after 2023’s breakout year. The uranium market in 2024 was defined by persistent supply deficits as mine production continued to fall short of reactor demand. Geopolitical risks shaped the year, with disruptions in Niger, Russia’s retaliatory ban on enriched uranium exports, and Kazakhstan’s inability to meet production guidelines underscoring supply vulnerabilities. Demand strengthened, driven by nuclear energy’s growing role in the energy transition and energy-intensive sectors like artificial intelligence. Long-term contracting prices hit a 16-year high, but the volume remained well below the replacement rate, which increases the urgency for more contracting in the future. Despite the correction, uranium’s structural deficits and rising demand reinforced the market’s strength throughout the year. Ultimately, the long-term fundamentals were outweighed by profit-taking and macroeconomic uncertainty, which led to a decline in uranium miners.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Uranium Miners ETF (Net Asset Value)	-13.38%	29.35%	29.90%
S&P 500 Total Return Index	25.02%	14.53%	15.31%
MSCI All Country World Index	17.49%	10.06%	10.91%
North Shore Global Uranium Mining Index	-13.10%	30.38%	30.95%

*	Fund inception December 3, 2019.

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,455,410,731
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 12,550,134
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Total Net Assets	$1,455,410,731
Number of Portfolio Holdings	38
Portfolio Turnover Rate	18%
Advisory Fees Paid	$12,550,134

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at https://sprottetfs.com/urnm-sprott-uranium-miners-etf or upon request at 1.888.622.1813.

In April 2024 the Fund’s advisory fee structure changed from breakpoints to a unitary fee. This change in fee structure did not result in an increase to the advisory fee paid by the Fund.

Summary of Change Legend [Text Block]

The following is a summary of changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at https://sprottetfs.com/urnm-sprott-uranium-miners-etf or upon request at 1.888.622.1813.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Uranium Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Uranium Miners ETF
Class Name	Sprott Junior Uranium Miners ETF
Trading Symbol	URNJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$73	0.80%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Uranium Miners ETF returned -17.40% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Uranium Energy Corp, CanAlaska Uranium Ltd. and Anfield Energy Inc. The three largest performance detractors were Paladin Energy Ltd., Boss Energy Ltd. and Global Atomic Corp.

Junior uranium miners experienced healthy consolidation in 2024 after 2023’s breakout year. The uranium market in 2024 was defined by persistent supply deficits as mine production continued to fall short of reactor demand. Geopolitical risks shaped the year, with disruptions in Niger, Russia’s retaliatory ban on enriched uranium exports, and Kazakhstan’s inability to meet production guidelines underscoring supply vulnerabilities. Demand strengthened, driven by nuclear energy’s growing role in the energy transition and energy-intensive sectors like artificial intelligence. Long-term contracting prices hit a 16-year high, but the volume remained well below the replacement rate, which increases the urgency for more contracting in the future. Despite the correction, uranium’s structural deficits and rising demand reinforced the market’s strength throughout the year. Ultimately, the long-term fundamentals were outweighed by profit-taking and macroeconomic uncertainty, which led to a decline in junior uranium miners.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	-17.40%	-0.44%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Junior Uranium Miners™ Index	-16.56%	0.36%
*	Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 240,758,423
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 2,483,565
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Total Net Assets	$240,758,423
Number of Portfolio Holdings	35
Portfolio Turnover Rate	31%
Advisory Fees Paid	$2,483,565

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024 Geographic Weightings (% of Net Assets) Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Junior Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Junior Copper Miners ETF
Class Name	Sprott Junior Copper Miners ETF
Trading Symbol	COPJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copj-sprott-junior-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Junior Copper Miners ETF returned 12.42% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were NGEx Minerals Ltd., Hudbay Minerals Inc. and Taseko Mines Ltd. The three largest performance detractors were Copper 360 Ltd., Ivanhoe Electric Inc. and SolGold PLC.

Junior copper miners began 2024 on strong footing, supported by robust fundamentals and positive investor sentiment, but the second half of the year proved more challenging. Demand for copper was driven higher by its growing role in structural growth sectors like artificial intelligence, the energy transition, and grid upgrades. These tailwinds more than offset the weakened demand from the Chinese property market. On the supply side, challenges persisted, including declining ore grades, production disruptions, and long project lead times. Supply constraints and smelting overcapacity tightened the availability of copper concentrate and applied upward pressure on its price. These dynamics exacerbated the ongoing supply deficit, supporting prices. Junior copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund's future performance
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	12.42%	2.25%
S&P 500 Total Return Index	25.02%	22.32%
MSCI All Country World Index	17.49%	15.97%
Nasdaq Sprott Junior Copper Miners™ Index	11.84%	4.14%

*	Fund inception February 1, 2023.

Performance Inception Date	Feb. 01, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,391,211
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 73,435
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Total Net Assets	$12,391,211
Number of Portfolio Holdings	43
Portfolio Turnover Rate	70%
Advisory Fees Paid	$73,435

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Nickel Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Nickel Miners ETF
Class Name	Sprott Nickel Miners ETF
Trading Symbol	NIKL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/nikl-sprott-nickel-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$67	0.75%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Nickel Miners ETF returned -20.73% for the 12 months ended December 31, 2024. For this period, the three largest contributors to performance were Nickel Industries Ltd., Magna Mining Inc. and Power Nickel Inc. The three largest performance detractors were Merdeka Battery Materials Tbk PT, Premium Resources Ltd. and Nickel Asia Corp.

Nickel miners faced a volatile 2024, peaking in May, before having a challenging second half of the year. A supply surplus, driven by Indonesia’s production ramp-up, weighed on prices, compounded by weak demand from China’s struggling stainless steel sector. The battery sector offered some support, with demand for nickel in EV batteries rising.

Indonesia sought to stabilize the market through plans to regulate nickel ore sales and production licenses, aiming to maintain prices within a $15,000 to $18,000 per metric ton range. By year-end, prices hovered at the lower end of this target. These measures helped stabilize the nickel market, benefitting nickel miners operating in the region.

Supply disruptions in New Caledonia and Western sanctions on Russian nickel provided limited relief but failed to offset the surplus. Further, increased uncertainty stemming from potential energy transition policy rollbacks by the incoming U.S. administration acted as a headwind.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	-20.73%	-21.72%
S&P 500 Total Return Index	25.02%	25.96%
MSCI All Country World Index	17.49%	19.84%
Nasdaq Sprott Nickel Miners™ Index	-20.23%	-21.19%

*	Fund inception March 21, 2023.

Performance Inception Date	Mar. 21, 2023
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 8,573,357
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 64,644
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Total Net Assets	$8,573,357
Number of Portfolio Holdings	24
Portfolio Turnover Rate	47%
Advisory Fees Paid	$64,644

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Sprott Copper Miners ETF
Class Name	Sprott Copper Miners ETF
Trading Symbol	COPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of March 5, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprottetfs.com/copp-sprott-copper-miners-etf
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$55	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year?

The Sprott Copper Miners ETF returned 7.08% for the period ended December 31, 2024. For this period, the three largest contributors to performance were Southern Copper Corp., First Quantum Minerals Ltd. and Filo Corp. The three largest performance detractors were Amman Mineral Internasional PT., Antofagasta PLC and ERO Copper Corp.

Copper miners began 2024 on strong footing, supported by robust fundamentals and positive investor sentiment, but the second half of the year proved more challenging. Demand for copper was driven higher by its growing role in structural growth sectors like artificial intelligence, the energy transition, and grid upgrades. These tailwinds more than offset the weakened demand from the Chinese property market. On the supply side, challenges persisted, including declining ore grades, production disruptions, and long project lead times. Supply constraints and smelting overcapacity tightened the availability of copper concentrate and applied upward pressure on its price. These dynamics exacerbated the ongoing supply deficit, supporting prices. Copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price and their healthy profitability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]

Average Annual Total Returns

SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	7.08%
S&P 500 Total Return Index	17.11%
MSCI All Country World Index	11.98%
Nasdaq Sprott Copper Miners™ Index	7.15%

*	Fund inception March 5, 2024.

Performance Inception Date	Mar. 05, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 23,626,978
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 128,248
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund Statistics

Total Net Assets	$23,626,978
Number of Portfolio Holdings	51
Portfolio Turnover Rate	40%
Advisory Fees Paid	$128,248

Holdings [Text Block]	What Did the Fund Invest In? As of December 31, 2024
Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Material Fund Change [Text Block]	Material Fund Changes There have been no material Fund changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements With Accountants There have been no changes in or disagreements with the Fund’s independent accounting firm during the reporting period.
Sprott Gold Equity Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Institutional Class
Trading Symbol	SGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Institutional Class	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2024, Sprott Gold Equity Fund (the “Fund”) gained 20.92% compared to 10.82% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold bullion, which increased 27.22% in 2024 (its highest return in fourteen years), with the gold price reaching an all-time high of $2,790 per ounce in October 2024. Silver bullion also posted strong results, gaining 21.46% for the twelve-month period. Gold mining equities experienced a wide range of individual returns in 2024, but collectively did not keep pace with gold bullion.

During the period, we continued to favor mid-capitalization gold mining companies with near-term organic catalysts. The Fund had a low portfolio turnover of 26%. The top-five performing equity holdings in 2024 included Osisko Mining Inc. (sold from the portfolio), Agnico Eagle Mines Limited, Torex Gold Resources Inc., Gatos Silver, Inc. and OceanaGold Corporation. Equity holdings that detracted from the Fund’s performance in 2024 included i-80 Gold Corp., Victoria Gold Corp. (sold from the portfolio), Bellevue Gold Limited (sold from the portfolio), B2Gold Corporation and Emerald Resources NL (added as a new holding). Looking forward, we see several catalysts that have the potential to drive precious metals and mining equity prices higher, including rising global debt levels, ongoing central bank buying and geopolitical volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)
			Since Inception
	1 Year	5 Year	(04/08/2019)

Sprott Gold Equity Fund Institutional Class (without sales charge)	20.92	4.69	8.56
S&P 500 TR	25.02	14.53	15.02
PHLX Gold & Silver Index TR	10.82	6.85	12.09
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.
Net Assets	$ 862,188,348
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 7,798,664
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$862,188,348
Number of Holdings	53
Net Advisory Fee	$7,798,664
Portfolio Turnover	26%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sector (%)	Top Ten Issuers	(%)	Country Breakdown	(%)
	Gold Bullion	17.4%	Canada	61.6%
	Agnico Eagle Mines Ltd.	5.7%	United States	29.4%
	Osisko Gold Royalties, Ltd.	4.6%	Australia	10.2%
	OceanaGold Corp.	4.3%	Cash & Other	-1.2%
	SilverCrest Metals, Inc.	4.3%
	Alamos Gold, Inc.	3.7%
	Torex Gold Resources, Inc.	3.5%
	Equinox Gold Corp.	3.5%
	Wesdome Gold Mines, Ltd.	3.2%
	Gatos Silver, Inc.	3.1%

Sprott Gold Equity Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Sprott Gold Equity Fund
Class Name	Investor Class
Trading Symbol	SGDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at1.888.622.1813.
Additional Information Phone Number	1.888.622.1813
Additional Information Website	https://sprott.com/investment-strategies/sprott-gold-equity-fund/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Sprott Gold Equity Fund Investor Class	$161	1.46%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2024, Sprott Gold Equity Fund (the “Fund”) gained 20.58% compared to 10.82% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold bullion, which increased 27.22% in 2024 (its highest return in fourteen years), with the gold price reaching an all-time high of $2,790 per ounce in October 2024. Silver bullion also posted strong results, gaining 21.46% for the twelve-month period. Gold mining equities experienced a wide range of individual returns in 2024, but collectively did not keep pace with gold bullion.

During the period, we continued to favor mid-capitalization gold mining companies with near-term organic catalysts. The Fund had a low portfolio turnover of 26%. The top-five performing equity holdings in 2024 included Osisko Mining Inc. (sold from the portfolio), Agnico Eagle Mines Limited, Torex Gold Resources Inc., Gatos Silver, Inc. and OceanaGold Corporation. Equity holdings that detracted from the Fund’s performance in 2024 included i-80 Gold Corp., Victoria Gold Corp. (sold from the portfolio), Bellevue Gold Limited (sold from the portfolio), B2Gold Corporation and Emerald Resources NL (added as a new holding). Looking forward, we see several catalysts that have the potential to drive precious metals and mining equity prices higher, including rising global debt levels, ongoing central bank buying and geopolitical volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Average Annual Return [Table Text Block]

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year

Sprott Gold Equity Fund Investor Class (without sales charge)	20.58	4.39	4.88
S&P 500 TR	25.02	14.53	13.10
PHLX Gold & Silver Index TR	10.82	6.85	8.45
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.
Net Assets	$ 862,188,348
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 7,798,664
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of December 31, 2024)
Net Assets	$862,188,348
Number of Holdings	53
Net Advisory Fee	$7,798,664
Portfolio Turnover	26%
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2024)

Top Sector (%)	Top Ten Issuers	(%)	Country Breakdown	(%)
	Gold Bullion	17.4%	Canada	61.6%
	Agnico Eagle Mines Ltd.	5.7%	United States	29.4%
	Osisko Gold Royalties, Ltd.	4.6%	Australia	10.2%
	OceanaGold Corp.	4.3%	Cash & Other	-1.2%
	SilverCrest Metals, Inc.	4.3%
	Alamos Gold, Inc.	3.7%
	Torex Gold Resources, Inc.	3.5%
	Equinox Gold Corp.	3.5%
	Wesdome Gold Mines, Ltd.	3.2%
	Gatos Silver, Inc.	3.1%